7. DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Deposits Details 1
Less than one year	$ 53,388
1-2 years	36,558
2-3 years	29,349
3-4 years	12,842
4-5 years	3,753
Over 5 years	7,645
TOTAL	$ 143,535